Summary of Property, Plant and Equipment (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning Cost	$ 1,073,849	$ 343,745
Additions	283,545	696,928
Disposals		(64,588)
Currency translation adjustment	(14,407)	(78,479)
Impact of hyperinflation	5,401	176,243
Ending Cost	1,348,387
Beginning Accumulated depreciation	332,122	196,611
Depreciation	173,839	145,035
Impact of hyperinflation		(9,524)
Ending Accumulated depreciation	505,960
Beginning Net Book Value	741,727
Ending Net Book Value	842,426
Right of use asset [member]
IfrsStatementLineItems [Line Items]
Beginning Cost	50,449	53,143
Additions	236,201
Disposals
Currency translation adjustment	(5,032)	(5,293)
Impact of hyperinflation	64,401	2,599
Ending Cost	346,019
Beginning Accumulated depreciation	40,167	35,758
Depreciation	10,141	4,549
Impact of hyperinflation		(140)
Ending Accumulated depreciation	50,308
Beginning Net Book Value	10,282
Ending Net Book Value	295,711
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Beginning Cost	186,362	138,450
Additions	15,552	42,699
Disposals
Currency translation adjustment	(642)	(2,890)
Impact of hyperinflation	520	8,103
Ending Cost	201,792
Beginning Accumulated depreciation	126,995	115,109
Depreciation	10,793	12,324
Impact of hyperinflation		(438)
Ending Accumulated depreciation	137,788
Beginning Net Book Value	59,367
Ending Net Book Value	64,004
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Beginning Cost	333,337	2,102
Additions	13,532	289,640
Disposals
Currency translation adjustment	(3,834)	(31,002)
Impact of hyperinflation	(26,202)	72,597
Ending Cost	316,833
Beginning Accumulated depreciation	45,422	1,922
Depreciation	66,625	47,423
Impact of hyperinflation		(3,923)
Ending Accumulated depreciation	112,047
Beginning Net Book Value	287,915
Ending Net Book Value	204,786
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning Cost	458,784	140,365
Additions	6,091	332,528
Disposals		(64,588)
Currency translation adjustment	(4,498)	(37,147)
Impact of hyperinflation	(81,486)	87,626
Ending Cost	378,891
Beginning Accumulated depreciation	111,264	41,377
Depreciation	78,882	74,622
Impact of hyperinflation		(4,735)
Ending Accumulated depreciation	190,146
Beginning Net Book Value	347,520
Ending Net Book Value	188,745
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning Cost	44,917	9,685
Additions	12,169	32,061
Disposals
Currency translation adjustment	(401)	(2,147)
Impact of hyperinflation	48,168	5,318
Ending Cost	104,853
Beginning Accumulated depreciation	8,274	2,445
Depreciation	7,398	6,117
Impact of hyperinflation		$ (288)
Ending Accumulated depreciation	15,671
Beginning Net Book Value	36,643
Ending Net Book Value	$ 89,182